Intangible Assets - Additional Information (Detail) £ in Thousands, $ in Millions			12 Months Ended
	Apr. 23, 2019 GBP (£)	Oct. 28, 2017 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)
Disclosure of detailed information about intangible assets [line items]
Amortisation charge recognised on intangible assets			£ 0		£ 0
Deferred equity consideration			1,558
Loss on disposal of intangible assets			10,900
Global Licensing Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Upfront Payment Received			3,100	$ 4
Events After Reporting Date [Member] | Global Licensing Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Derecognised Financial Assets			13,400
Additional milestone payment | $				$ 302
OncoMed [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisition of Intangible Assets Other Than Goodwill	£ 12,700
MPH-966 [member]
Disclosure of detailed information about intangible assets [line items]
Deferred equity consideration		£ 7,200
Present value of provision for deferred cash consideration			300		700
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Revision in the value of any other intangible assets			£ 0		£ 0